[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

Semiannual Report

CLASS A SHARES

February 28, 2002
(Unaudited)

- CREDIT SUISSE
  EUROPEAN EQUITY FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS,
P.O. BOX 9030, BOSTON, MA 02205-9030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 28, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES.
NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE EUROPEAN EQUITY FUND
PORTFOLIO MANAGER'S LETTER
February 28, 2002

                                                                  March 28, 2002

Dear Shareholder:

   The Class A Shares of Credit Suisse European Equity Fund(1),(2) (the "Fund") had a loss of 0.30% for the period beginning November 30, 2001 (the inception date of the Fund's Class A Shares) and ending February 28, 2002. By comparison, the Morgan Stanley Capital International Europe Index(3) had a loss of 2.80% for the three-month period. [Note: the Fund's return is without the imposition of the front-end sales load of 5.75%; performance shown would have been lower had the sales load been deducted.]

   To obtain a Prospectus for the Fund's Common Class Shares (inception date of January 28, 1999), please visit our Web site (CreditSuisseFunds.com) or contact your financial representative.

   The period was a generally weak one for stocks, which remained vulnerable to profit worries, notwithstanding some encouraging economic data in the three months. With two years of lackluster equity returns now behind us, what might investors expect as 2002 progresses?

   Our view is that the global macroeconomic picture appears to be improving from a fairly low level. Recent leading economic indicators, such as commodity prices, seem to suggest some level of economic strengthening over the coming months. We also note that interest rates have been reduced dramatically across much of the world. Of course, there remain risks, such as those associated with any expanded war on terrorism.

   But all factors considered, we are comfortable with the Fund's structure in what we believe will be a year of improving, though probably not robust, growth. The Fund's holdings include a number of "old-economy" cyclicals that in our view are attractively valued, with the potential to receive wider attention in the market on any signs of economic turnaround. We also believe that certain financial services and consumer discretionary names could benefit within an improving growth environment, should it occur. Elsewhere of note, we ended the period with an underweighting in technology, despite its often cyclical nature, as we continued to find it difficult to identify value in European technology companies. Overall, we will continue to focus on stock valuations while monitoring recovery potential.

Sincerely yours,

CREDIT SUISSE ASSET MANAGEMENT, LLC

Nancy Nierman
Portfolio Manager

                                        1
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   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING
CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. ADDITIONALLY, MARKET SWINGS IN THE TARGETED REGION (WESTERN EUROPE) WILL LIKELY HAVE A GREATER POSITIVE OR NEGATIVE EFFECT ON FUND PERFORMANCE THAN THEY WOULD IN A MORE GEOGRAPHICALLY DIVERSIFIED EQUITY FUND.

        SUMMARY OF TOTAL RETURNS -- WITHOUT SALES CHARGE (2/28/2002)
       -------------------------------------------------------------
                                       SINCE                 INCEPTION
         CLASS                       INCEPTION                  DATE
         -----                       ---------               ---------
         Class A                      (0.30%)               11/30/2001

         SUMMARY OF TOTAL RETURNS -- WITH SALES CHARGE (2/28/2002)
       -------------------------------------------------------------
                                        SINCE                 INCEPTION
          CLASS                       INCEPTION                  DATE
          -----                       ---------               ---------
          Class A                      (6.09%)               11/30/2001

----------
(1) Name changed from Credit Suisse Warburg Pincus European Equity Fund effective December 12, 2001.
(2) Fee waivers and/or reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(3) The MSCI Europe Index is an unmanaged index (with no defined investment objective) of European equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley & Co. Incorporated. Investors cannot invest directly in an index.

CREDIT SUISSE EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2002 (Unaudited)

                                                                 NUMBER OF
                                                                   SHARES             VALUE
                                                                 ---------         ------------
COMMON STOCKS (95.2%)
DENMARK (5.1%)
COMMERCIAL SERVICES & SUPPLIES (2.2%)
   ISS A/S(1),(2)                                                    6,615         $    323,397
                                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (2.9%)
   TDC A/S                                                          13,750              427,337
                                                                                   ------------
TOTAL DENMARK                                                                           750,734
                                                                                   ------------

FRANCE (22.1%)
AUTO COMPONENTS (3.2%)
   Compagnie Generale des Etablissements Michelin Class B           12,405              471,049
                                                                                   ------------
BANKS (4.4%)
   BNP Paribas SA                                                   11,308              548,234
   Credit Agricole SA(2)                                             5,823               95,447
                                                                                   ------------
                                                                                        643,681
CONSTRUCTION & ENGINEERING (3.2%)
   Vinci SA                                                          7,730              471,382
                                                                                   ------------
ELECTRICAL EQUIPMENT (3.7%)
   Schneider Electric SA                                            10,970              550,350
                                                                                   ------------
ENERGY EQUIPMENT & SERVICES (2.7%)
   Technip-Coflexip SA                                               3,130              393,653
                                                                                   ------------
MEDIA (3.4%)
   Havas Advertising SA                                             65,275              496,296
                                                                                   ------------
METALS & MINING (1.5%)
   Pechiney SA Class A                                               4,168              214,511
                                                                                   ------------
TOTAL FRANCE                                                                          3,240,922
                                                                                   ------------

GERMANY (11.2%)
CHEMICALS (3.5%)
   Degussa AG                                                       17,650              511,897
                                                                                   ------------
INSURANCE (1.9%)
   Muenchener Rueckversicherungs-Gesellschaft AG                     1,137              277,341
                                                                                   ------------
MULTI-UTILITIES (2.3%)
   RWE AG                                                            9,650              346,652
                                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.5%)
   Infineon Technologies AG(1)                                      22,700              520,131
                                                                                   ------------
TOTAL GERMANY                                                                         1,656,021
                                                                                   ------------

IRELAND (3.5%)
CONTAINERS & PACKAGING (3.5%)
   Jefferson Smurfit Group PLC                                     226,700              519,639
                                                                                   ------------
TOTAL IRELAND                                                                           519,639
                                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                        3

                                                                 NUMBER OF
                                                                   SHARES              VALUE
                                                                 ---------         ------------
ITALY (2.9%)
INSURANCE (2.9%)
   Riunione Adriatica di Sicurta SpA                                36,155         $    422,189
                                                                                   ------------
TOTAL ITALY                                                                             422,189
                                                                                   ------------

NETHERLANDS (12.0%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (2.8%)
   Koninklijke (Royal) KPN NV                                       86,650              413,725
                                                                                   ------------
FOOD & DRUG RETAILING (3.5%)
   Koninklijke Ahold NV                                             22,607              521,128
                                                                                   ------------
HOUSEHOLD DURABLES (3.5%)
   Koninklijke (Royal) Philips Electronics NV                       19,954              521,245
                                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.2%)
   ASML Holding NV(2)                                               15,900              325,949
                                                                                   ------------
TOTAL NETHERLANDS                                                                     1,782,047
                                                                                   ------------

NORWAY (3.9%)
BANKS (3.9%)
   Den Norske Bank ASA                                             116,200              582,910
                                                                                   ------------
TOTAL NORWAY                                                                            582,910
                                                                                   ------------

SPAIN (3.1%)
COMMERCIAL SERVICES & SUPPLIES (3.1%)
   Amadeus Global Travel Distribution SA                            69,000              457,772
                                                                                   ------------
TOTAL SPAIN                                                                             457,772
                                                                                   ------------

SWITZERLAND (3.2%)
BANKS (3.2%)
   UBS AG                                                           10,315              477,202
                                                                                   ------------
TOTAL SWITZERLAND                                                                       477,202
                                                                                   ------------

UNITED KINGDOM (28.2%)
AEROSPACE & DEFENSE (1.7%)
   BAE Systems PLC                                                  55,019              247,465
                                                                                   ------------
BANKS (2.1%)
   Royal Bank of Scotland Group PLC                                 12,680              310,629
                                                                                   ------------
CONSTRUCTION MATERIALS (2.0%)
   Amey PLC                                                         56,600              289,400
                                                                                   ------------
ELECTRIC UTILITIES (3.9%)
   International Power PLC(2)                                       84,800              215,895
   Scottish Power PLC                                               59,900              361,767
                                                                                   ------------
                                                                                        577,662
                                                                                   ------------

                 See Accompanying Notes to Financial Statements.

                                        4

                                                                  NUMBER OF
                                                                   SHARES             VALUE
                                                                 ---------         ------------
INSURANCE (3.1%)
   Friends Provident PLC(2)                                        185,600         $    459,399
                                                                                   ------------
MEDIA (4.1%)
   Emi Group PLC                                                    79,000              346,109
   Incepta Group PLC                                               398,200              259,080
                                                                                   ------------
                                                                                        605,189
                                                                                   ------------
OIL & GAS (2.9%)
   BG Group PLC                                                    105,000              434,400
                                                                                   ------------
PHARMACEUTICALS (5.4%)
   AstraZeneca PLC                                                   8,031              406,202
   GlaxoSmithKline PLC                                              15,974              389,516
                                                                                   ------------
                                                                                        795,718
                                                                                   ------------
ROAD & RAIL (1.2%)
   Firstgroup PLC                                                   50,700              183,579
                                                                                   ------------
WIRELESS TELECOMMUNICATIONS SERVICES (1.8%)
   Vodafone Group PLC                                              139,126              263,194
                                                                                   ------------
TOTAL UNITED KINGDOM                                                                  4,166,635
                                                                                   ------------

TOTAL COMMON STOCKS (Cost $14,204,441)                                               14,056,071
                                                                                   ------------
                                                                     PAR
                                                                    (000)
                                                                    -----
SHORT-TERM INVESTMENT (6.1%)
   State Street Bank & Trust Co. Euro Time Deposit
     1.625% 3/01/02 (Cost $896,000)                                $   896              896,000
                                                                                   ------------

TOTAL INVESTMENTS AT VALUE (101.3%) (Cost $15,100,441(3))                            14,952,071

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)                                          (186,872)
                                                                                   ------------

NET ASSETS (100.0%)                                                                $ 14,765,199
                                                                                   ============

-----------------------------------------------------------------------------------------------

(1) Security or portion thereof is out on loan.
(2) Non-income producing security.
(3) Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002 (Unaudited)

ASSETS
   Investments at value (Cost $15,100,441)                           $  14,952,071(1)
   Cash                                                                      6,563
   Collateral received for securities loaned                               597,535
   Dividend and interest receivable                                         38,090
   Receivable from investment adviser                                        3,951
   Prepaid expenses and other assets                                        31,695
                                                                     -------------
     Total Assets                                                       15,629,905
                                                                     -------------

LIABILITIES
   Administrative services fee payable                                       2,736
   Distribution fee payable                                                  2,987
   Payable upon return of securities loaned                                597,535
   Payable for investments purchased                                       228,240
   Other accrued expenses payable                                           33,208
                                                                     -------------
     Total Liabilities                                                     864,706
                                                                     -------------

NET ASSETS
   Capital stock, $0.001 par value                                           2,139
   Paid-in capital                                                      19,132,873
   Accumulated undistributed net investment loss                          (171,200)
   Accumulated net realized loss from investments
     and foreign currency transactions                                  (4,049,464)
   Net unrealized depreciation from investments
     and foreign currency translations                                    (149,149)
                                                                     -------------
     Net Assets                                                      $  14,765,199
                                                                     =============

COMMON SHARES
   Net assets                                                        $  14,764,071
   Shares outstanding                                                    2,138,364
                                                                     -------------
   Net asset value, offering price and redemption price per share    $        6.90
                                                                     =============

A SHARES
   Net assets                                                        $       1,128
   Shares outstanding                                                          163
                                                                     -------------
   Net asset value and redemption price per share                    $        6.91
                                                                     =============
   Maximum offering price per share
     (net asset value/(1-5.75%))                                     $        7.33
                                                                     =============

----------------------------------------------------------------------------------

(1) Includes $582,446 of securities on loan.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2002 (Unaudited)

INVESTMENT INCOME
   Dividends                                                         $      59,925
   Interest                                                                 12,460
   Securities lending                                                          416
   Foreign taxes withheld                                                   (5,580)
                                                                     -------------
     Total investment income                                                67,221
                                                                     -------------

EXPENSES
   Investment advisory fees                                                 80,576
   Administrative services fees                                             17,065
   Distribution fees                                                        20,144
   Transfer agent fees                                                      29,350
   Printing fees                                                            28,132
   Registration fees                                                        18,306
   Custodian fees                                                           16,162
   Legal fees                                                               10,814
   Audit fees                                                                6,284
   Directors fees                                                            6,218
   Insurance expense                                                         1,478
   Interest expense                                                            359
   Miscellaneous expense                                                     5,004
                                                                     -------------

     Total expenses                                                        239,892
   Less: fees waived, expenses reimbursed and transfer agent
     offsets                                                              (123,057)
                                                                     -------------
     Net expenses                                                          116,835
                                                                     -------------
      Net investment loss                                                  (49,614)
                                                                     -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY RELATED ITEMS

   Net realized loss from investments                                   (2,044,274)
   Net realized loss from foreign currency transactions                    (66,365)
   Net change in unrealized appreciation (depreciation)
     from investments                                                      134,749
   Net change in unrealized appreciation (depreciation)
     from foreign currency translations                                     (1,138)
                                                                     -------------
   Net realized and unrealized loss from investments
     and foreign currency related items                                 (1,977,028)
                                                                     -------------
   Net decrease in net assets resulting from operations              $  (2,026,642)
                                                                     =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE SIX MONTHS
                                                                    ENDED             FOR THE YEAR
                                                              FEBRUARY 28, 2002           ENDED
                                                                 (UNAUDITED)         AUGUST 31, 2001
                                                               ----------------      ---------------
FROM OPERATIONS
   Net investment income (loss)                                    $     (49,614)  $     135,349
   Net realized loss from investments and foreign currency
     transactions                                                     (2,110,639)     (1,850,840)
   Net change in unrealized appreciation (depreciation)
     from investments and foreign currency translations                  133,611      (2,625,019)
                                                                   -------------   -------------

     Net decrease in net assets resulting from operations             (2,026,642)     (4,340,510)
                                                                   -------------   -------------

FROM DIVIDENDS AND DISTRIBUTIONS
   Dividends from net investment income
     Common Class shares                                                (119,325)             --
     Class A shares                                                           (7)             --
   Distributions from net realized gains
     Common Class shares                                                      --      (4,539,707)
                                                                   -------------   -------------

    Net decrease in net assets from dividends and distributions         (119,332)     (4,539,707)
                                                                   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                                       33,193,779      76,575,873
   Reinvestment of dividends and distributions                           115,384       4,424,630
   Net asset value of shares redeemed                                (35,696,528)    (82,828,871)
                                                                   -------------   -------------

     Net decrease in net assets from capital share transactions       (2,387,365)     (1,828,368)
                                                                   -------------   -------------

   Net decrease in net assets                                         (4,533,339)    (10,708,585)
NET ASSETS
   Beginning of period                                                19,298,538      30,007,123
                                                                   -------------   -------------

   End of period                                                   $  14,765,199   $  19,298,538
                                                                   =============   =============

ACCUMULATED NET INVESTMENT LOSS                                    $    (171,200)  $      (2,254)
                                                                   =============   =============

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                         FOR THE SIX
                                                                         MONTHS ENDED
                                                                     FEBRUARY 28, 2002(1)
                                                                         (UNAUDITED)
                                                                     --------------------
PER SHARE DATA
   Net asset value, beginning of period                                 $    6.98
                                                                        ---------

INVESTMENT OPERATIONS
   Net investment loss                                                      (0.01)
   Net loss on investments
     and foreign currency related items
     (both realized and unrealized)                                         (0.01)
                                                                        ---------

       Total from investment operations                                     (0.02)
                                                                        ---------

LESS DIVIDENDS
   Dividends from net investment income                                     (0.05)
                                                                        ---------

NET ASSET VALUE, END OF PERIOD                                          $    6.91
                                                                        =========
       Total return                                                         (0.30)%(2)

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)                             $       1
     Ratio of expenses to average net assets                                 1.45%(3),(4)
     Ratio of net investment loss to average net assets                     (0.82)%(3)
     Decrease reflected in above operating expense
       ratios due to waivers/reimbursements                                  1.38%(3)
   Portfolio turnover rate                                                     22%

-----------------------------------------------------------------------------------------

(1) For the period November 30, 2001 (inception date) through February 28, 2002.

(2) Total return does not consider the effects of sales charges. Non-annualized.

(3) Annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Fund's expense ratio.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse European Equity Fund, formerly Credit Suisse Warburg Pincus European Equity Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks capital appreciation.

   The Fund is authorized to offer four classes of shares: Common, Institutional, Advisor and Class A, although only Common and Class A shares are currently offered. Effective November 30, 2001 the Fund began offering Class A shares. Effective December 12, 2001 the Common Class was closed to new investors. Common shares for the fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate equal to .25% of the average daily net asset value of the Fund's outstanding Common shares. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the applicable Fund's Class A shares. In addition, the Common and Class A shares bear co-administration fees. Results for the Common shares are contained in a separate book.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period.

Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized and unrealized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carry-over, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At February 28, 2002, the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including the right to draw on letter of credit) at February 28, 2002 is as follows:

           MARKET VALUE OF                                 VALUE OF
          SECURITIES LOANED                          COLLATERAL RECEIVED
          -----------------                          -------------------
            $ 582,446                                    $ 597,535

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, is engaged by the Fund to act as the Fund's securities lending agent. For the six months ended February 28, 2002, the Fund earned $416 from securities lending transactions.

   Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its cost in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waiver at any time.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended February 28, 2002, investment advisory fees earned and voluntarily waived, and expenses reimbursed were as follows:

      GROSS                                     NET                EXPENSE
  ADVISORY FEE            WAIVER            ADVISORY FEE        REIMBURSEMENTS
  ------------            ------            ------------        --------------
   $ 80,576             $ (80,576)              $  --              $(35,986)

   Credit Suisse Asset Management Limited ("CSAM Ltd"), an affiliate of CSAM, serves as sub-investment adviser to the Fund. CSAM Ltd.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as the Fund's co-administrators. For administrative services, CSAMSI is entitled to receive from the Fund, a fee calculated at an annual rate of .10% of the Fund's average daily net assets of the Common and Class A shares. For the six months ended February 28, 2002, administrative services fees earned by CSAMSI were $8,058.

   For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

     AVERAGE DAILY NET ASSETS                      ANNUAL RATE
     ------------------------            ---------------------------------
     First $500 million                  .08% of average daily net assets
     Next $1 billion                     .07% of average daily net assets
     Over $1.5 billion                   .06% of average daily net assets

   For the six months ended February 28, 2002, the administrative services fees earned and waived by PFPC (including out-of-pocket expenses) were $9,007 and $6,446, respectively.

   At its meeting on February 12, 2002 the Board of Directors adopted a resolution to approve a Co-Administrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") replacing PFPC effective mid 2002.

   In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Common and Class A shares of the Fund. For the six months ended February 28, 2002, shareholder services fees earned by CSAMSI were $20,144.

   Boston Financial Data Services, Inc. ("BFDS") serves as the Fund's transfer and dividend disbursement agent. The Fund has an arrangement with BFDS whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expenses. For the six months ended February 28, 2002, the Fund received credits or reimbursements under this agreement in the amount of $49.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended February 28, 2002, the Fund reimbursed CSAM $16,498 which is included in the Fund's transfer agent expense.

   For the six months ended February 28, 2002, CSAMSI and its affiliates advised the Fund that it retained $8 from commissions earned on the sale of the Fund's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended February 28, 2002, Merrill was paid $29,315 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. At February 28, 2002, there were no loans outstanding for the Fund. During the six months ended February 28, 2002, the Fund had borrowings under the Credit Facility as follows:

                                     WEIGHTED
                                      AVERAGE                     MAXIMUM
    AVERAGE DAILY                    INTEREST                    DAILY LOAN
    LOAN BALANCE                       RATE %                   OUTSTANDING
    -------------                    --------                   -----------
      $ 19,934                         1.80%                    $ 1,573,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended February 28, 2002, purchases and sales of investment securities (excluding short-term investments) were $11,444,607 and $12,583,789, respectively.

   At February 28, 2002, the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized depreciation from investments (based on cost for federal income tax purposes) were $597,124, $745,494 and $148,370, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Each class of shares of the Fund is authorized to issue one billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each year were as follows:

                                                                     COMMON CLASS
                                             -------------------------------------------------------
                                                     FOR THE
                                                 SIX MONTHS ENDED                    FOR THE
                                                FEBRUARY 28, 2002                   YEAR ENDED
                                                    (UNAUDITED)                   AUGUST 31, 2001
                                             -------------------------------------------------------
                                               SHARES        VALUE           SHARES        VALUE
                                             ----------   ------------     ----------   ------------
Shares sold                                   4,819,859   $ 33,192,639      8,645,716   $ 76,575,873
Shares issued in reinvestment
  of dividends and distributions                 16,320        115,384        492,172      4,424,630
Shares redeemed                              (5,117,197)   (35,696,528)    (9,227,465)   (82,828,871)
                                             ----------   ------------     ----------   ------------
Net decrease                                   (281,018)  $ (2,388,505)       (89,577)  $ (1,828,368)
                                             ==========   ============     ==========   ============

                                         CLASS A
                                  ---------------------
                                         FOR THE
                                     SIX MONTHS ENDED
                                    FEBRUARY 28, 20021
                                        (UNAUDITED)
                                  ---------------------
                                  SHARES        VALUE
                                  ------       --------
Shares sold                          163       $  1,140
                                  ------       --------
Net increase                         163       $  1,140
                                  ======       ========

(1) For the period November 30, 2001 (inception date) through February 28, 2002.

   On February 28, 2002, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                   NUMBER OF           APPROXIMATE PERCENTAGE
                  SHAREHOLDERS          OF OUTSTANDING SHARES
                  ------------         ----------------------
Class A                 1                       87.71%

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CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSEEA-3-0202